Segment Information - Summary of net long-lived assets by geographic area (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	$ 14,074	$ 9,109
North America Segment [Member]
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	7,920	5,621
Europe Segment [Member]
Geographic Areas Long Lived Assets [Line Items]
Long-Lived Assets	$ 6,154	$ 3,488